Directors’ and key management personnel remuneration - Additional information (Details) - director	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements	0	0	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements	3	2	2